Assets Held for Sale - Schedule of the Carrying Amounts of the Assets and Liabilities Held for Sale in the Consolidated Balance Sheet (Details) $ in Thousands	Dec. 31, 2022 USD ($)
CURRENT ASSETS:
Cash and cash equivalents	$ 300
Prepaid expenses and other current assets	244
Total current assets held for sale	544
NON-CURRENT ASSETS:
Property and equipment, net	5,384
Operating lease right of use assets	8,182
Other non-current assets	3
Total assets held for sale	14,113
CURRENT LIABILITIES:
Accounts payable	193
Accrued expenses and other current liabilities	1,324
Operating lease liabilities, current	914
Total current liabilities related to assets held for sale	2,431
NON-CURRENT LIABILITIES:
Operating lease liabilities, non-current	7,906
Total liabilities related to assets held for sale	$ 10,337